UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5448

TOTAL RETURN VARIABLE ACCOUNT

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

Compass

PROFESSIONALLY MANAGED COMBINATION
FIXED/VARIABLE ANNUITIES
FOR PERSONAL INVESTMENTS AND
QUALIFIED RETIREMENT PLANS

QUARTERLY PORTFOLIO HOLDINGS • September 30, 2011

Total Return Variable Account

Issued by
Sun Life Assurance Company of Canada (U.S),
A Wholly Owned Subsidiary of
Sun Life of Canada (U.S.) Holdings, Inc.

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited)

Total Return Variable Account

The Portfolio of Investments is a complete list of all securities owned by your variable account. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
COMMON STOCKS - 57.8%
Aerospace - 4.3%
Honeywell International, Inc.	13,420	$589,260
Huntington Ingalls Industries, Inc. (a)	923	22,457
Lockheed Martin Corp.	19,340	1,404,858
Northrop Grumman Corp.	5,620	293,139
Precision Castparts Corp.	990	153,905
United Technologies Corp.	16,700	1,175,012

		$3,638,631

Alcoholic Beverages - 0.8%
Diageo PLC	34,307	$652,717

Apparel Manufacturers - 0.2%
NIKE, Inc., “B”	1,680	$143,657

Automotive - 0.5%
General Motors Co. (a)	4,860	$98,075
Johnson Controls, Inc.	13,820	364,433

		$462,508

Broadcasting - 1.9%
Omnicom Group, Inc.	12,170	$448,343
Viacom, Inc., “B”	14,640	567,154
Walt Disney Co.	20,310	612,550

		$1,628,047

Brokerage & Asset Managers - 0.8%
Blackrock, Inc.	2,093	$309,785
Charles Schwab Corp.	9,480	106,840
Franklin Resources, Inc.	2,600	248,664

		$665,289

Business Services - 0.9%
Accenture PLC, “A”	9,550	$503,094
Dun & Bradstreet Corp.	2,050	125,583
Fiserv, Inc. (a)	260	13,200
Western Union Co.	8,840	135,164

		$777,041

Cable TV - 0.5%
Comcast Corp., “Special A”	21,700	$448,973

Chemicals - 1.8%
3M Co.	9,510	$682,723
Celanese Corp.	5,160	167,855
E.I. du Pont de Nemours & Co.	3,740	149,488
PPG Industries, Inc.	7,530	532,070

		$1,532,136

Computer Software - 1.4%
Check Point Software Technologies Ltd. (a)	3,160	$166,722
Microsoft Corp.	5,360	133,410
Oracle Corp.	30,660	881,168

		$1,181,300

Computer Software - Systems - 1.3%
Hewlett-Packard Co.	9,810	$220,235

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Computer Software - Systems - continued
International Business Machines Corp.	5,040	$882,151

		$1,102,386

Construction - 0.6%
Pulte Homes, Inc. (a)	7,470	$29,507
Sherwin-Williams Co.	3,100	230,392
Stanley Black & Decker, Inc.	5,233	256,940

		$516,839

Consumer Products - 1.0%
Avon Products, Inc.	5,460	$107,016
Procter & Gamble Co.	9,043	571,337
Reckitt Benckiser Group PLC	2,709	136,959

		$815,312

Electrical Equipment - 1.4%
Danaher Corp.	19,500	$817,830
Tyco International Ltd.	8,430	343,523

		$1,161,353

Electronics - 0.7%
ASML Holding N.V.	5,136	$177,397
Intel Corp.	11,880	253,400
Microchip Technology, Inc.	4,200	130,662

		$561,459

Energy - Independent - 2.3%
Anadarko Petroleum Corp.	2,830	$178,432
Apache Corp.	10,380	832,891
EOG Resources, Inc.	1,560	110,776
Noble Energy, Inc.	3,390	240,012
Occidental Petroleum Corp.	8,620	616,330

		$1,978,441

Energy - Integrated - 3.6%
Chevron Corp.	10,695	$989,501
EQT Corp.	3,240	172,886
Exxon Mobil Corp.	21,112	1,533,365
Hess Corp.	5,810	304,793
QEP Resources, Inc.	2,760	74,713

		$3,075,258

Engineering - Construction - 0.2%
Fluor Corp.	4,300	$200,165

Food & Beverages - 2.8%
General Mills, Inc.	11,550	$444,329
Groupe Danone	3,226	198,532
J.M. Smucker Co.	1,008	73,473
Kellogg Co.	3,390	180,314
Nestle S.A.	13,804	758,810
PepsiCo, Inc.	11,100	687,090

		$2,342,548

Food & Drug Stores - 0.8%
CVS Caremark Corp.	12,594	$422,907
Kroger Co.	6,320	138,787

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Food & Drug Stores - continued
Walgreen Co.	3,470	$114,128

		$675,822

General Merchandise - 1.3%
Kohl’s Corp.	7,450	$365,795
Target Corp.	14,450	708,628

		$1,074,423

Health Maintenance Organizations - 0.1%
Aetna, Inc.	1,920	$69,792

Insurance - 3.8%
ACE Ltd.	10,400	$630,240
Aon Corp.	9,710	407,626
Chubb Corp.	3,210	192,568
MetLife, Inc.	26,810	750,948
Prudential Financial, Inc.	14,300	670,098
Travelers Cos., Inc.	10,880	530,182

		$3,181,662

Leisure & Toys - 0.6%
Hasbro, Inc.	11,190	$364,906
Mattel, Inc.	4,590	118,835

		$483,741

Machinery & Tools - 0.3%
Eaton Corp.	7,590	$269,445

Major Banks - 6.2%
Bank of America Corp.	70,980	$434,398
Bank of New York Mellon Corp.	41,574	772,861
Goldman Sachs Group, Inc.	9,890	935,100
JPMorgan Chase & Co.	50,202	1,512,084
PNC Financial Services Group, Inc.	6,380	307,452
State Street Corp.	12,860	413,578
SunTrust Banks, Inc.	3,320	59,594
Wells Fargo & Co.	34,100	822,492

		$5,257,559

Medical & Health Technology & Services - 0.3%
AmerisourceBergen Corp.	4,170	$155,416
Quest Diagnostics, Inc.	2,860	141,170

		$296,586

Medical Equipment - 2.3%
Becton, Dickinson & Co.	6,160	$451,651
Covidien PLC	5,110	225,351
Medtronic, Inc.	15,250	506,910
St. Jude Medical, Inc.	9,130	330,415
Thermo Fisher Scientific, Inc. (a)	8,000	405,120

		$1,919,447

Metals & Mining - 0.1%
Cliffs Natural Resources, Inc.	1,460	$74,708

Natural Gas - Pipeline - 0.4%
Kinder Morgan, Inc.	2,860	$74,045
Williams Cos., Inc.	9,650	234,881

		$308,926

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Network & Telecom - 0.4%
Cisco Systems, Inc.	23,450	$363,241

Oil Services - 0.4%
Schlumberger Ltd.	1,770	$105,722
Transocean, Inc.	5,230	249,680

		$355,402

Other Banks & Diversified Financials - 0.7%
MasterCard, Inc., “A”	600	$190,296
TCF Financial Corp.	7,430	68,059
Visa, Inc., “A”	2,990	256,303
Zions Bancorporation	6,650	93,566

		$608,224

Pharmaceuticals - 4.2%
Abbott Laboratories	19,110	$977,285
Bayer AG	1,873	102,933
Johnson & Johnson	20,140	1,283,119
Merck & Co., Inc.	3,490	114,158
Pfizer, Inc.	54,847	969,695
Roche Holding AG	906	145,759

		$3,592,949

Printing & Publishing - 0.1%
Moody’s Corp.	2,460	$74,907

Railroad & Shipping - 0.3%
Canadian National Railway Co.	2,100	$139,818
Union Pacific Corp.	1,050	85,754

		$225,572

Restaurants - 0.4%
McDonald’s Corp.	3,920	$344,254

Specialty Chemicals - 0.7%
Air Products & Chemicals, Inc.	6,730	$513,970
Airgas, Inc.	920	58,714

		$572,684

Specialty Stores - 0.5%
Advance Auto Parts, Inc.	4,420	$256,802
Staples, Inc.	14,030	186,599

		$443,401

Telecommunications - Wireless - 0.8%
Vodafone Group PLC	266,889	$689,200

Telephone Services - 1.5%
AT&T, Inc.	39,464	$1,125,513
CenturyLink, Inc.	4,095	135,626

		$1,261,139

Tobacco - 2.5%
Altria Group, Inc.	7,410	$198,662
Philip Morris International, Inc.	25,290	1,577,590
Reynolds American, Inc.	9,820	368,054

		$2,144,306

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
COMMON STOCKS - continued
Trucking - 0.2%
United Parcel Service, Inc., “B”	2,970	$187,556

Utilities - Electric Power - 1.9%
American Electric Power Co., Inc.	5,530	$210,251
Entergy Corp.	1,920	127,277
NRG Energy, Inc. (a)	6,850	145,289
PG&E Corp.	8,860	374,867
PPL Corp.	12,530	357,606
Public Service Enterprise Group, Inc.	12,140	405,112

		$1,620,402

Total Common Stocks		$48,979,408

BONDS - 40.7%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$45,000	$67,428

Asset-Backed & Securitized - 2.0%
Anthracite Ltd., “A”, CDO, FRN, 0.684%, 2017 (n)	$106,683	$99,216
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.837%, 2040 (z)	177,038	100,244
BlackRock Capital Finance LP, 7.75%, 2026 (n)	29,149	3,323
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	137,638	141,877
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	152,515	162,492
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	74,894	47,993
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	152,000	151,614
JPMorgan Chase Commercial Mortgage Securities Corp., 5.552%, 2045	97,000	104,071
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.388%, 2041	39,903	42,501
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.004%, 2049	152,175	159,028
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.021%, 2050	28,792	30,306
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	152,515	160,146
Morgan Stanley Capital I, Inc., FRN, 1.185%, 2030 (i)(n)	784,189	22,002
Residential Asset Mortgage Products, Inc., FRN, 4.97%, 2034	47,379	47,694
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	129,000	70,078
Spirit Master Funding LLC, 5.05%, 2023 (z)	137,859	126,643

Issuer	Shares/Par	Value ($)
BONDS - continued
Asset-Backed & Securitized - continued
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.096%, 2051	$245,000	$258,015

		$1,727,243

Automotive - 0.2%
Toyota Motor Credit Corp., 3.2%, 2015	$50,000	$52,461
Toyota Motor Credit Corp., 3.4%, 2021	80,000	80,686

		$133,147

Broadcasting - 0.2%
News America, Inc., 8.5%, 2025	$99,000	$130,007

Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$115,000	$120,922
DIRECTV Holdings LLC, 4.6%, 2021	110,000	112,960
Time Warner Entertainment Co. LP, 8.375%, 2033	110,000	143,446

		$377,328

Conglomerates - 0.3%
Kennametal, Inc., 7.2%, 2012	$211,000	$219,376

Consumer Services - 0.2%
Western Union Co., 5.4%, 2011	$165,000	$165,921

Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$46,000	$50,369

Emerging Market Quasi-Sovereign - 0.1%
Petrobras International Finance Co., 6.75%, 2041	$23,000	$23,805
Petroleos Mexicanos, 8%, 2019	66,000	80,520

		$104,325

Emerging Market Sovereign - 0.2%
Russian Federation, 3.625%, 2015 (z)	$200,000	$196,500

Energy - Independent - 0.1%
Anadarko Petroleum Corp., 6.45%, 2036	$120,000	$126,935

Energy - Integrated - 0.6%
BP Capital Markets PLC, 4.5%, 2020	$25,000	$27,078
BP Capital Markets PLC, 4.742%, 2021	74,000	81,216
Hess Corp., 8.125%, 2019	20,000	25,778
Husky Energy, Inc., 5.9%, 2014	69,000	75,702
Husky Energy, Inc., 7.25%, 2019	71,000	86,993
Petro-Canada, 6.05%, 2018	148,000	171,915

		$468,682

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Food & Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$90,000	$133,805
Miller Brewing Co., 5.5%, 2013 (n)	126,000	135,197

		$269,002

Food & Drug Stores - 0.2%
CVS Caremark Corp., 6.125%, 2016	$110,000	$127,225

Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 6%, 2016	$100,000	$104,589

Insurance - 0.3%
ING Groep N.V., 5.775% to 2015, FRN to 2049	$133,000	$97,423
Metropolitan Life Global Funding, 5.125%, 2013 (n)	100,000	104,962
Metropolitan Life Global Funding, 5.125%, 2014 (n)	40,000	43,203
Prudential Financial, Inc., 6.625%, 2040	30,000	32,419

		$278,007

Insurance - Property & Casualty - 0.1%
Chubb Corp., 6.375% to 2017, FRN to 2067	$130,000	$125,938

International Market Quasi-Sovereign - 0.9%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$110,000	$116,292
ING Bank N.V., 3.9%, 2014 (n)	110,000	117,813
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	100,000	85,528
KFW International Finance, Inc., 4.875%, 2019	120,000	144,248
Royal Bank of Scotland Group PLC, 2.625%, 2012 (n)	200,000	202,541
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	107,000	113,619

		$780,041

Local Authorities - 0.1%
New Jersey Turnpike Authority
Rev. (Build America Bonds), “F”, 7.414%, 2040	$90,000	$123,983

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$90,000	$103,050

Major Banks - 1.6%
Bank of America Corp., 7.375%, 2014	$40,000	$41,241
Bank of America Corp., 5.49%, 2019	100,000	87,761
Bank of America Corp., 7.625%, 2019	60,000	63,025
BNP Paribas, 7.195% to 2037,
FRN to 2049 (n)	100,000	76,500

Issuer	Shares/Par	Value ($)
BONDS - continued
Major Banks - continued
Commonwealth Bank of Australia, 5%, 2019 (n)	$60,000	$62,297
Credit Suisse New York, 5.5%, 2014	120,000	126,857
Goldman Sachs Group, Inc., 5.625%, 2017	101,000	97,977
JPMorgan Chase & Co., 6.3%, 2019	100,000	113,133
JPMorgan Chase Capital XXII, 6.45%, 2087	47,000	46,821
JPMorgan Chase Capital XXVII, 7%, 2039	13,000	13,047
Merrill Lynch & Co., Inc., 6.15%, 2013	100,000	100,048
Morgan Stanley, 6.625%, 2018	140,000	138,889
PNC Funding Corp., 5.625%, 2017	90,000	97,716
Royal Bank of Scotland PLC, 6.125%, 2021	100,000	98,857
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	100,000	77,123
Wachovia Corp., 5.25%, 2014	81,000	84,978

		$1,326,270

Medical & Health Technology & Services - 0.3%
CareFusion Corp., 6.375%, 2019	$100,000	$119,609
Hospira, Inc., 6.05%, 2017	93,000	107,260

		$226,869

Metals & Mining - 0.1%
ArcelorMittal, 9.85%, 2019	$55,000	$62,319
ArcelorMittal, 5.25%, 2020	60,000	53,607

		$115,926

Mortgage-Backed - 13.6%
Fannie Mae, 4.01%, 2013	$17,237	$17,909
Fannie Mae, 4.562%, 2014	82,051	87,421
Fannie Mae, 4.63%, 2014	42,900	45,645
Fannie Mae, 4.842%, 2014	54,855	58,634
Fannie Mae, 4.56%, 2015	35,917	38,780
Fannie Mae, 4.78%, 2015	36,141	39,478
Fannie Mae, 4.893%, 2015	55,423	60,893
Fannie Mae, 5.09%, 2016	40,000	44,438
Fannie Mae, 5.5%, 2016 - 2038	2,039,453	2,226,812
Fannie Mae, 5.724%, 2016	23,033	25,570
Fannie Mae, 4.989%, 2017	78,672	85,076
Fannie Mae, 5.05%, 2017	38,148	42,401
Fannie Mae, 6%, 2017 - 2037	1,141,090	1,263,564
Fannie Mae, 4.5%, 2018 - 2041	389,416	415,680
Fannie Mae, 5%, 2018 - 2040	1,204,807	1,301,456
Fannie Mae, 6.5%, 2031 - 2037	349,214	393,191
Fannie Mae, 7.5%, 2031	12,654	14,815
Freddie Mac, 6%, 2016 - 2037	520,457	575,655
Freddie Mac, 3.882%, 2017	37,811	40,854
Freddie Mac, 3.154%, 2018	8,000	8,377
Freddie Mac, 4.5%, 2018 - 2035	426,935	454,785
Freddie Mac, 5%, 2018 - 2039	703,009	759,440
Freddie Mac, 5.085%, 2019	106,000	120,630
Freddie Mac, 3.808%, 2020	86,000	92,688
Freddie Mac, 5.5%, 2021 - 2034	408,442	445,264
Freddie Mac, 4%, 2024	164,683	173,471

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
Mortgage-Backed - continued
Freddie Mac, 6.5%, 2034 - 2037	170,364	$190,758
Freddie Mac, 4%, 2041	542,820	569,056
Ginnie Mae, 4.5%, 2033 - 2041	496,607	541,765
Ginnie Mae, 5%, 2033 - 2039	502,733	553,071
Ginnie Mae, 5.5%, 2033 - 2035	231,730	257,456
Ginnie Mae, 6%, 2033 - 2038	252,366	282,924
Ginnie Mae, 4%, 2041	277,797	297,651

		$11,525,608

Natural Gas - Pipeline - 0.3%
Enterprise Products Operating LLC, 6.5%, 2019	$76,000	$89,488
Kinder Morgan Energy Partners LP, 7.75%, 2032	71,000	88,738
Spectra Energy Capital LLC, 8%, 2019	53,000	66,598

		$244,824

Network & Telecom - 0.3%
Telecom Italia Capital, 5.25%, 2013	$60,000	$58,649
Verizon New York, Inc., 6.875%, 2012	196,000	201,696

		$260,345

Other Banks & Diversified Financials - 1.0%
American Express Co., 5.5%, 2016	$96,000	$107,410
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	100,000	89,090
Capital One Financial Corp., 6.15%, 2016	130,000	137,711
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	118,000	114,495
HSBC Holdings PLC, 5.1%, 2021	57,000	58,696
Nordea Bank AB, 5.424% to 2015, FRN to 2049 (n)	100,000	93,000
Svenska Handelsbanken AB, 4.875%, 2014 (n)	120,000	126,803
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	190,000	141,075

		$868,280

Pharmaceuticals - 0.2%
Roche Holdings, Inc., 6%, 2019 (n)	$118,000	$144,170

Real Estate - 0.5%
Boston Properties, Inc., REIT, 5%, 2015	$42,000	$44,979
HCP, Inc., REIT, 5.375%, 2021	62,000	62,207
HRPT Properties Trust, REIT, 6.25%, 2016	180,000	193,215
WEA Finance LLC, REIT, 6.75%, 2019 (n)	31,000	34,446
WEA Finance LLC, REIT, 4.625%, 2021 (n)	80,000	76,392

		$411,239

Issuer	Shares/Par	Value ($)
BONDS - continued
Retailers - 0.3%
Home Depot, Inc., 5.95%, 2041	$23,000	$27,355
Limited Brands, Inc., 5.25%, 2014	36,000	37,440
Wal-Mart Stores, Inc., 5.25%, 2035	194,000	222,618

		$287,413

Supranational - 0.1%
Asian Development Bank, 2.75%, 2014	$80,000	$84,399

Telecommunications - Wireless - 0.4%
Crown Castle Towers LLC, 6.113%, 2040 (n)	$105,000	$118,020
Crown Castle Towers LLC, 4.883%, 2040 (n)	20,000	20,816
Rogers Communications, Inc., 6.8%, 2018	132,000	160,080

		$298,916

Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$98,000	$116,664

U.S. Government Agencies and Equivalents - 0.8%
Aid-Egypt, 4.45%, 2015	$152,000	$171,854
Small Business Administration, 4.35%, 2023	21,790	23,404
Small Business Administration, 4.77%, 2024	59,361	64,452
Small Business Administration, 5.18%, 2024	97,505	106,854
Small Business Administration, 5.52%, 2024	135,747	150,192
Small Business Administration, 4.99%, 2024	78,072	85,357
Small Business Administration, 4.95%, 2025	56,093	61,384

		$663,497

U.S. Treasury Obligations - 13.5%
U.S. Treasury Bonds, 2%, 2013	$197,000	$204,095
U.S. Treasury Bonds, 8.5%, 2020	50,000	77,027
U.S. Treasury Bonds, 8%, 2021	37,000	57,789
U.S. Treasury Bonds, 6%, 2026	125,000	178,984
U.S. Treasury Bonds, 6.75%, 2026	32,000	49,095
U.S. Treasury Bonds, 5.25%, 2029	217,000	296,374
U.S. Treasury Bonds, 5.375%, 2031	79,000	111,131
U.S. Treasury Bonds, 4.5%, 2036	94,000	121,715
U.S. Treasury Bonds, 5%, 2037	440,000	612,563
U.S. Treasury Bonds, 4.5%, 2039	964,000	1,261,785
U.S. Treasury Notes, 1.375%, 2012	459,000	464,612
U.S. Treasury Notes, 1.375%, 2013	733,000	743,795
U.S. Treasury Notes, 3.875%, 2013	281,000	294,918
U.S. Treasury Notes, 1.375%, 2013	720,000	731,815

PORTFOLIO OF INVESTMENTS	9/30/11 (unaudited) - continued

Total Return Variable Account

Issuer	Shares/Par	Value ($)
BONDS - continued
U.S. Treasury Obligations - continued
U.S. Treasury Notes, 3.5%, 2013	$420,000	$442,394
U.S. Treasury Notes, 3.125%, 2013	57,000	60,215
U.S. Treasury Notes, 2.75%, 2013	138,000	144,943
U.S. Treasury Notes, 1.5%, 2013	280,000	287,416
U.S. Treasury Notes, 1.875%, 2014	1,630,000	1,692,017
U.S. Treasury Notes, 4.75%, 2014	150,000	167,016
U.S. Treasury Notes, 0.5%, 2014	333,000	333,859
U.S. Treasury Notes, 2.125%, 2015	71,000	74,921
U.S. Treasury Notes, 2.625%, 2016	68,000	73,339
U.S. Treasury Notes, 4.75%, 2017	146,000	175,793
U.S. Treasury Notes, 3.75%, 2018	356,000	411,820
U.S. Treasury Notes, 2.75%, 2019	405,500	440,855
U.S. Treasury Notes, 3.125%, 2019	779,000	867,854
U.S. Treasury Notes, 3.5%, 2020	897,000	1,027,271

		$11,405,411

Utilities - Electric Power - 1.0%
Bruce Mansfield Unit, 6.85%, 2034	$203,637	$217,892
MidAmerican Funding LLC, 6.927%, 2029	54,000	68,334

Issuer	Shares/Par	Value ($)
BONDS - continued
Utilities - Electric Power - continued
Oncor Electric Delivery Co., 7%, 2022	$76,000	$95,773
PSEG Power LLC, 6.95%, 2012	111,000	115,187
PSEG Power LLC, 5.32%, 2016	91,000	100,642
System Energy Resources, Inc., 5.129%, 2014 (z)	32,201	33,009
Waterford 3 Funding Corp., 8.09%, 2017	217,059	217,220

		$848,057

Total Bonds		$34,506,984

CONVERTIBLE PREFERRED STOCKS - 0.2%
Automotive - 0.1%
General Motors Co., 4.75%	3,100	$108,748

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	960	$53,184

Total Convertible Preferred Stocks		$161,932

MONEY MARKET FUNDS (v) - 1.3%
MFS Institutional Money Market
Portfolio, 0.07%, at Net Asset Value	1,094,784	$1,094,784

Total Investments		$84,743,108

OTHER ASSETS, LESS LIABILITIES - 0.0%		29,097

NET ASSETS - 100.0%		$84,772,205

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(i)	Interest only security for which the variable account receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,346,931 representing 2.8% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The variable account holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.837%, 2040	3/01/06	$177,038	$100,244
Russian Federation, 3.625%, 2015	4/22/10	199,230	196,500
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	136,607	126,643
System Energy Resources, Inc., 5.129%, 2014	4/16/04	32,201	33,009

Total Restricted Securities			$456,396
% of Net assets			0.5%

PORTFOLIO OF INVESTMENTS 9/30/11 (unaudited) - continued

Total Return Variable Account

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Total Return Variable Account

Supplemental Information (Unaudited) 9/30/11

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the variable account’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the variable account’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the variable account’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the variable account’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the variable account’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the variable account’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the variable account’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the variable account could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the variable account determines its net asset value per share.

Various inputs are used in determining the value of the variable account’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The variable account’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Total Return Variable Account

Supplemental Information (Unaudited) 9/30/11 - continued

The following is a summary of the levels used as of September 30, 2011 in valuing the variable account’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$45,972,493	$—	$—	$45,972,493
United Kingdom	—	1,478,876	—	1,478,876
Switzerland	—	904,569	—	904,569
France	—	198,532	—	198,532
Netherlands	177,397	—	—	177,397
Israel	166,722	—	—	166,722
Canada	139,818	—	—	139,818
Germany	—	102,933	—	102,933
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	12,136,336	—	12,136,336
Non-U.S. Sovereign Debt	—	1,165,265	—	1,165,265
Corporate Bonds	—	5,671,600	—	5,671,600
Residential Mortgage-Backed Securities	—	11,694,696	—	11,694,696
Commercial Mortgage-Backed Securities	—	1,358,695	—	1,358,695
Asset-Backed Securities (including CDOs)	—	199,460	—	199,460
Foreign Bonds	—	2,280,932	—	2,280,932
Mutual Funds	1,094,784	—	—	1,094,784

Total Investments	$47,551,214	$37,191,894	$—	$84,743,108

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the variable account owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the variable account assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,598,744	13,265,840	(13,769,800)	1,094,784

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$885	$1,094,784

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: TOTAL RETURN VARIABLE ACCOUNT

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: November 15, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: November 15, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 15, 2011

*	Print name and title of each signing officer under his or her signature.